Impairment Charge (Tables)	12 Months Ended
Dec. 31, 2024
Loan Loss Charges [Abstract]
Summary of Loan Loss Charges
The following items are included in the account as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Expected credit loss allowance	(924,176,572)	(437,075,870)	(365,358,622)
Direct charge offs	(12,557,135)	(13,744,145)	(20,708,706)
Total	(936,733,707)	(450,820,015)	(386,067,328)